Shareholder Fees - FidelityMunicipalCorePlusBondFund-RetailPRO	Apr. 01, 2025 USD ($)
FidelityMunicipalCorePlusBondFund-RetailPRO | Fidelity Municipal Core Plus Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none